Share-Based Compensation - Schedule of Share Options Valuation Assumptions (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
2022 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Current share value			$ 1.23
Expected volatility Minimum	[1]		59.60%
Expected volatility Maximum	[1]		63.50%
Risk-free interest rate Minimum	[2]		3.80%
Risk-free interest rate Maximum	[2]		4.20%
Dividend yield	[3]		0.00%
2023 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Current share value		$ 0.1
Expected volatility Minimum	[4]	59.60%
Expected volatility Maximum	[4]	63.50%
Risk-free interest rate Minimum	[5]	3.80%
Risk-free interest rate Maximum	[5]	4.20%
Dividend yield	[6]	0.00%
Minimum [Member] | 2022 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[7]		2 years 6 months
Minimum [Member] | 2023 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[8]	1 year
Maximum [Member] | 2022 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[7]		5 years 1 month 6 days
Maximum [Member] | 2023 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[8]	5 years 1 month 6 days

[1]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[2]	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
[3]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
[4]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[5]	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
[6]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
[7]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
[8]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.